Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 359		$ 720,941	$ (1,254,815)	$ (533,515)
Balance shares at Dec. 31, 2018	3,590,135
Conversion of Note payable to Preferred Stock		$ 108	269,915		270,023
Conversion of notes payable, shares		1,080,092
Medical Practice Income transaction between entities under common control	$ 217				217
Medical Practice Income transaction between entities under common control, shares	2,172,600
Net loss				(166,516)	(166,516)
Balance at Dec. 31, 2019	$ 576	$ 108	990,856	(1,421,331)	(429,791)
Balance shares at Dec. 31, 2019	5,762,735	1,080,092
Stock-based compensation expense			155		155
Net loss				(78,419)	(78,419)
Balance at Mar. 31, 2020	$ 576	$ 108	991,011	(1,499,750)	(508,055)
Balance shares at Mar. 31, 2020	5,762,735	1,080,092
Balance at Dec. 31, 2019	$ 576	$ 108	990,856	(1,421,331)	(429,791)
Balance shares at Dec. 31, 2019	5,762,735	1,080,092
Net loss					(140,269)
Balance at Jun. 30, 2020	$ 631	$ 108	1,018,260	(1,561,600)	(542,601)
Balance shares at Jun. 30, 2020	6,312,735	1,080,092
Balance at Dec. 31, 2019	$ 576	$ 108	990,856	(1,421,331)	(429,791)
Balance shares at Dec. 31, 2019	5,762,735	1,080,092
Shares issued for services	$ 80		266,170		266,250
Shares issued for services, shares	800,000
Unearned compensation – shares issued for services			(124,479)		(124,479)
Stock-based compensation expense			7,082		7,082
Net loss				(327,388)	(327,388)
Balance at Dec. 31, 2020	$ 656	$ 108	1,139,629	(1,748,719)	(608,326)
Balance shares at Dec. 31, 2020	6,562,735	1,080,092
Balance at Mar. 31, 2020	$ 576	$ 108	991,011	(1,499,750)	(508,055)
Balance shares at Mar. 31, 2020	5,762,735	1,080,092
Shares issued for services	$ 55		98,445		98,500
Shares issued for services, shares	550,000
Unearned compensation – shares issued for services			(72,281)		(72,281)
Stock-based compensation expense			1,085		1,085
Net loss				(61,850)	(61,850)
Balance at Jun. 30, 2020	$ 631	$ 108	1,018,260	(1,561,600)	(542,601)
Balance shares at Jun. 30, 2020	6,312,735	1,080,092
Balance at Dec. 31, 2020	$ 656	$ 108	1,139,629	(1,748,719)	(608,326)
Balance shares at Dec. 31, 2020	6,562,735	1,080,092
Shares issued for services	$ 15		89,985		90,000
Shares issued for services, shares	150,000
Unearned compensation – shares issued for services			(21,607)		(21,607)
Conversion of Note payable to Preferred Stock	$ 50		194,161		194,211
Conversion of notes payable, shares	496,718
Cancellation of shares	$ (10)		10
Cancellation of shares, shares	(100,000)
Stock-based compensation expense			8,920		8,920
Net loss				(86,686)	(86,686)
Balance at Mar. 31, 2021	$ 711	$ 108	1,411,098	(1,835,405)	(423,488)
Balance shares at Mar. 31, 2021	7,109,453	1,080,092
Balance at Dec. 31, 2020	$ 656	$ 108	1,139,629	(1,748,719)	(608,326)
Balance shares at Dec. 31, 2020	6,562,735	1,080,092
Net loss					(199,013)
Balance at Jun. 30, 2021	$ 860	$ 108	2,501,889	(1,947,732)	555,125
Balance shares at Jun. 30, 2021	8,603,025	1,080,092
Balance at Mar. 31, 2021	$ 711	$ 108	1,411,098	(1,835,405)	(423,488)
Balance shares at Mar. 31, 2021	7,109,453	1,080,092
Shares issued for services, net of cancellation	$ (7)		(41,893)		(41,900)
Shares issued for services, net of cancellation, shares	(70,000)
Unearned compensation – shares issued for services			99,344		99,344
Conversion of Note payable to Preferred Stock	$ 26		132,049		132,075
Conversion of notes payable, shares	263,572
Stock-based compensation expense			8,921		8,921
Shares issued for asset purchase	$ 125		862,375		862,500
Shares issued for asset purchase, shares	1,250,000
Share purchase	$ 5		29,995		30,000
Share purchase, shares	50,000
Net loss				(112,327)	(112,327)
Balance at Jun. 30, 2021	$ 860	$ 108	$ 2,501,889	$ (1,947,732)	$ 555,125
Balance shares at Jun. 30, 2021	8,603,025	1,080,092